Fair Value Measurements - Level 3 Reconciliation (Details)	6 Months Ended
Jun. 30, 2023 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value at beginning	$ 7,852,000
Changes in values of liabilities related to options and warrants	6,147,210
Fair value at ending	$ 1,704,790